THE ROYCE FUND

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Royce Micro-Cap Fund
Royce Total Return Fund
Royce Low-Priced Stock Fund
Royce Opportunity Fund
Royce Premier Fund
Royce Special Equity Fund
Royce TrustShares Fund
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Investment Class Shares

Supplement to Prospectus dated May 1, 2004

Effective July 1, 2004, the management fee payable by each of the above-listed series of The Royce Fund will be reduced by the indicated percentage at the following breakpoints applicable to a Fund's net assets in excess of $2 billion:

-	More than $2 billion to $4 billion	.05% per annum
-	More than $4 billion to $6 billion	.10% per annum
-	Over $6 billion	.15% per annum

These reductions will immediately lower the management fees payable by Royce Low-Priced Stock, Royce Premier and Royce Total Return Funds, which currently have net assets in excess of $2 billion.

Also effective July 1, 2004, the base management fee payable by Royce Micro-Cap Fund will be reduced from 1.50% to 1.30% and the base management fee payable by Royce Low-Priced Stock Fund will be reduced from 1.50% to 1.15%. Both Funds will retain their expense caps at 1.49% through December 31, 2004.

The following information replaces the Annual Fund Operating Expenses section of the Prospectus for each of the below-listed Funds:

	Royce Micro-Cap Fund*	Royce Total Return Fund*	Royce Low-Priced Stock Fund*

Management Fees	1.30%	0.99%	1.13%
Distribution (12b-1) fees	None	None	0.25
Other expenses	0.17	0.18	0.19
Total Annual Fund Operating Expenses	1.47%	1.17%	1.57%
Fee Waiver	0.00	0.00	(0.08)
Net Annual Fund Operating Expenses	1.47%	1.17%	1.49%

*The expense information in the above table has been restated to reflect changes in the Funds' management fees that go into effect July 1, 2004. Breakpoints have been applied assuming the amount of Fund assets remains constant from December 31, 2003. Royce has contractually agreed to waive its fees to the extent necessary to maintain Royce Micro-Cap and Royce Low-Priced Stock Funds' Net Annual Operating Expense ratios at or below 1.49% through December 31, 2004.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Royce Micro-Cap Fund
1 Year	3 Years	5 Years	10 Years
$150	$465	$803	$1,757

Royce Total Return Fund
1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Royce Low-Priced Stock Fund
1 Year	3 Years	5 Years	10 Years
$152	$488	$848	$1,861

June 30, 2004

THE ROYCE FUND

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Royce Micro-Cap Fund
Royce Total Return Fund
Royce Premier Fund
Royce Special Equity Fund
Royce TrustShares Fund

__________________________

Consultant Class Shares

Supplement to Prospectus dated May 1, 2004

Effective July 1, 2004, the management fee payable by each of the above-listed series of The Royce Fund will be reduced by the indicated percentage at the following breakpoints applicable to a Fund's net assets in excess of $2 billion:

-	More than $2 billion to $4 billion	.05% per annum
-	More than $4 billion to $6 billion	.10% per annum
-	Over $6 billion	.15% per annum

These reductions will immediately lower the management fees payable by Royce Premier and Royce Total Return Funds, which currently have net assets in excess of $2 billion.

Also effective July 1, 2004, the base management fee payable by Royce Micro-Cap Fund will be reduced from 1.50% to 1.30%. The Fund's Consultant Class will retain its expense cap at 2.49% through December 31, 2004.

The following information replaces the Annual Fund Operating Expenses section of the Prospectus for each of the below-listed Funds:

	Royce Micro-Cap Fund*	Royce Total Return Fund*

Management Fees	1.30%	0.99%
Distribution (12b-1) fees	1.00	1.00
Other expenses	0.18	0.19
Total Annual Fund Operating Expenses	2.48%	2.18%

*The expense information in the above table has been restated to reflect changes in the Funds' management fees that go into effect July 1, 2004. Breakpoints have been applied assuming the amount of Fund assets remains constant from December 31, 2003. Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain Royce Micro-Cap Fund's Net Annual Operating Expense ratio at or below 2.49% through December 31, 2004.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Royce Micro-Cap Fund
1 Year	3 Years	5 Years	10 Years
$251	$773	$1,321	$2,816

Royce Total Return Fund
1 Year	3 Years	5 Years	10 Years
$221	$682	$1,169	$2,513

June 30,2004

THE ROYCE FUND

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Royce Micro-Cap Fund
Royce Total Return Fund
Royce Opportunity Fund
Royce Premier Fund
Royce Special Equity Fund
Royce TrustShares Fund

__________________________

Financial Intermediary Class and
Institutional Class Shares

Supplement to Prospectus dated May 1, 2004

Effective July 1, 2004, the management fee payable by each of the above-listed series of The Royce Fund will be reduced by the indicated percentage at the following breakpoints applicable to a Fund's net assets in excess of $2 billion:

-	More than $2 billion to $4 billion	.05% per annum
-	More than $4 billion to $6 billion	.10% per annum
-	Over $6 billion	.15% per annum

These reductions will immediately lower the management fees payable by Royce Premier and Royce Total Return Funds, which currently have net assets in excess of $2 billion.

Also effective July 1, 2004, the base management fee payable by Royce Micro-Cap Fund will be reduced from 1.50% to 1.30%. The Fund's Financial Intermediary Class and Institutional Class will retain their expense caps at 1.49% and 1.35%, respectively.

The following information replaces the Annual Fund Operating Expenses section of the Prospectus for each of the below-listed Funds:

	Royce Micro-Cap Fund*		Royce Total Return Fund*

	Financial		Financial
	Intermediary	Institutional	Intermediary	Institutional
	Class	Class	Class	Class

Management Fees	1.30%	1.30%	0.99%	0.99%
Distribution (12b-1) fees	0.25	None	0.25	None
Other expenses	15.32	0.06	0.20	0.07
Total Annual Fund Operating Expenses	16.87%	1.36	1.44%	1.06
Fee Waiver	(15.38)	(0.01)	(0.15)	(0.02)
Net Annual Fund Operating Expenses	1.49%	1.35%	1.29%	1.04%

*The expense information in the above table has been restated to reflect changes in the Funds' management fees that go into effect July 1, 2004. Breakpoints have been applied assuming the amount of Fund assets remains constant from December 31, 2003. Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2004 and at or below 1.99% through December 31, 2013.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers) remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Royce Micro-Cap Fund
Fincl.
Int. Cl	1 Year	3 Years	5 Years	10 Years
	$152	$576	$1,026	$2,277

Inst. Cl.	1 Year	3 Years	5 Years	10 Years
	$137	$430	$744	$1,634

Royce Total Return Fund
Fincl.
Int. Cl	1 Year	3 Years	5 Years	10 Years
	$131	$441	$773	$1,711
Inst. Cl.	1 Year	3 Years	5 Years	10 Years
	$106	$335	$583	$1,292

June 30, 2004

THE ROYCE FUND

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Royce Total Return Fund
Royce Premier Fund

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Class W Shares

Supplement to Prospectus dated May 1, 2004

Effective July 1, 2004, the management fee payable by each of the above-listed series of The Royce Fund will be reduced by the indicated percentage at the following breakpoints applicable to a Fund's net assets in excess of $2 billion:

-	More than $2 billion to $4 billion	.05% per annum
-	More than $4 billion to $6 billion	.10% per annum
-	Over $6 billion	.15% per annum

These reductions will immediately lower the management fees payable by Royce Premier and Royce Total Return Funds, which currently have net assets in excess of $2 billion.

The following information replaces the Annual Fund Operating Expenses section of the Prospectus for Royce Total Return Fund:

Royce Total Return Fund*

Management Fees	0.99%
Distribution (12b-1) fees	None
Other expenses	0.09
Total Annual Fund Operating Expenses	1.08%

*The expense information in the above table has been restated to reflect changes in the Fund's management fee that goes into effect July 1, 2004. Breakpoints have been applied assuming the amount of Fund assets remains constant from December 31, 2003. Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expense ratios at or below 1.08% through December 31, 2004.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers) remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Royce Total Return Fund
1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$1,317

June 30, 2004